INCOME TAXES (Details 1) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Deferred tax asset attributable to:
Net operating loss carryover	$ 270,583	$ 164,129
Less: valuation allowance	(270,583)	(164,129)
Net deferred tax asset